Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation for Mr. Locoh-Donou, our President and CEO (referred to in the tables below and related information as our principal executive officer (“PEO”)) and Non-PEO NEOs and Company performance for the fiscal years listed below. For information regarding the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to our “Compensation Discussion and Analysis.”

Pay Versus Performance Table for Fiscal Year 2024

Fiscal Year	Summary Compensation Table Total for François Locoh-Donou[1] ($)	Compensation Actually Paid to François Locoh- Donou[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Revenue ($ Millions)[5]
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(d)	(e)	(f)	(g)	(h)	(i)
2024	18,044,442	28,656,363	5,841,765	8,952,978	179.36	222.15	566.8	2,816.1
2023	10,856,765	13,807,880	3,953,914	4,619,933	131.25	145.50	394.9	2,813.2
2022	12,823,862	5,483,202	5,141,989	2,440,083	117.89	103.12	322.2	2,695.8
2021	11,469,726	21,786,280	4,137,411	7,165,279	161.91	128.90	331.2	2,603.4

1.	Mr. Locoh-Donou was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023	2024
Frank Pelzer	Frank Pelzer	Frank Pelzer	Frank Pelzer
Tom Fountain	Tom Fountain	Tom Fountain	Tom Fountain
Chad Whalen	Kara Sprague	Kara Sprague	Kara Sprague
Haiyan Song	Chad Whalen	Chad Whalen	Chad Whalen

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the “Stock Awards” column set forth in the Summary Compensation Table for each applicable fiscal year.

Fiscal Year	Summary Compensation Table Total for François Locoh- Donou ($)	Exclusion of Stock Awards for François Locoh- Donou ($)	Inclusion of Equity Award Values for François Locoh- Donou ($)	Compensation Actually Paid to François Locoh- Donou ($)
2024	18,044,442	(16,426,775)	27,038,696	28,656,363

Fiscal Year	Average Summary Compensation Table Total for Non- PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Award Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,841,765	(4,886,297)	7,997,510	8,952,978

The amounts in the “Inclusion of Equity Award Values” column in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for François Locoh-Donou ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for François Locoh- Donou ($)	Vesting-Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for François Locoh-Donou ($)
Change in Fair
Value from Last
Day of Prior Fiscal
Year to Vesting
Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
François Locoh-
Donou
($)
					Total Inclusion of Equity Award Values for François Locoh-Donou ($)
2024	20,705,461	4,930,454	1,382,699	20,082	27,038,696

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for Non-PEO NEOs ($)
Average Change in
Fair Value from
Last Day of Prior
Fiscal Year to
Vesting Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
Non-PEO NEOs
($)
					Total Average Inclusion of Equity Award Values for Non-PEO NEOs ($)
2024	5,970,214	1,433,078	533,434	60,784	7,997,510

4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended September 30, 2024. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed fiscal year in the Company and in the S&P 500 Information Technology Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

5.
We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2024. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
1.	Mr. Locoh-Donou was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023	2024
Frank Pelzer	Frank Pelzer	Frank Pelzer	Frank Pelzer
Tom Fountain	Tom Fountain	Tom Fountain	Tom Fountain
Chad Whalen	Kara Sprague	Kara Sprague	Kara Sprague
Haiyan Song	Chad Whalen	Chad Whalen	Chad Whalen

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended September 30, 2024. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed fiscal year in the Company and in the S&P 500 Information Technology Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 18,044,442	$ 10,856,765	$ 12,823,862	$ 11,469,726
PEO Actually Paid Compensation Amount	$ 28,656,363	13,807,880	5,483,202	21,786,280
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the “Stock Awards” column set forth in the Summary Compensation Table for each applicable fiscal year.

Fiscal Year	Summary Compensation Table Total for François Locoh- Donou ($)	Exclusion of Stock Awards for François Locoh- Donou ($)	Inclusion of Equity Award Values for François Locoh- Donou ($)	Compensation Actually Paid to François Locoh- Donou ($)
2024	18,044,442	(16,426,775)	27,038,696	28,656,363

The amounts in the “Inclusion of Equity Award Values” column in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for François Locoh-Donou ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for François Locoh- Donou ($)	Vesting-Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for François Locoh-Donou ($)
Change in Fair
Value from Last
Day of Prior Fiscal
Year to Vesting
Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
François Locoh-
Donou
($)
					Total Inclusion of Equity Award Values for François Locoh-Donou ($)
2024	20,705,461	4,930,454	1,382,699	20,082	27,038,696

Non-PEO NEO Average Total Compensation Amount	$ 5,841,765	3,953,914	5,141,989	4,137,411
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,952,978	4,619,933	2,440,083	7,165,279
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the “Stock Awards” column set forth in the Summary Compensation Table for each applicable fiscal year.

Fiscal Year	Average Summary Compensation Table Total for Non- PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Award Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,841,765	(4,886,297)	7,997,510	8,952,978

The amounts in the “Inclusion of Equity Award Values” column in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for Non-PEO NEOs ($)
Average Change in
Fair Value from
Last Day of Prior
Fiscal Year to
Vesting Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
Non-PEO NEOs
($)
					Total Average Inclusion of Equity Award Values for Non-PEO NEOs ($)
2024	5,970,214	1,433,078	533,434	60,784	7,997,510

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR and Peer Group TSR
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important financial and non-financial performance measures in linking Compensation Actually Paid to our PEO and our Non-PEO NEOs for fiscal 2024 to Company performance. The measures in this table are not ranked and are described in our Compensation Discussion and Analysis.
Revenue
Non-GAAP Operating Income
Diversity and Inclusion
Non-GAAP EPS
Relative TSR

Total Shareholder Return Amount	$ 179.36	131.25	117.89	161.91
Peer Group Total Shareholder Return Amount	222.15	145.5	103.12	128.9
Net Income (Loss)	$ 566,800,000	$ 394,900,000	$ 322,200,000	$ 331,200,000
Company Selected Measure Amount	2,816,100,000	2,813,200,000	2,695,800,000	2,603,400,000
PEO Name	Mr. Locoh-Donou	Mr. Locoh-Donou	Mr. Locoh-Donou	Mr. Locoh-Donou
Additional 402(v) Disclosure
We believe the “compensation actually paid” in each of the years reported above are primarily reflective of the annual changes in our stock price performance and the performance of our PSUs. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, as well as the details on the terms of our short-term incentive program and our performance-vesting equity awards refer to our “Compensation Discussion and Analysis”.

Equity Awards Adjustments, Footnote
The amounts in the “Inclusion of Equity Award Values” column in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for François Locoh-Donou ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for François Locoh- Donou ($)	Vesting-Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for François Locoh-Donou ($)
Change in Fair
Value from Last
Day of Prior Fiscal
Year to Vesting
Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
François Locoh-
Donou
($)
					Total Inclusion of Equity Award Values for François Locoh-Donou ($)
2024	20,705,461	4,930,454	1,382,699	20,082	27,038,696

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for Non-PEO NEOs ($)
Average Change in
Fair Value from
Last Day of Prior
Fiscal Year to
Vesting Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
Non-PEO NEOs
($)
					Total Average Inclusion of Equity Award Values for Non-PEO NEOs ($)
2024	5,970,214	1,433,078	533,434	60,784	7,997,510

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Diversity and Inclusion
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,426,775)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,038,696
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,705,461
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,930,454
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,382,699
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,082
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,886,297)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,997,510
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,970,214
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,433,078
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,434
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 60,784